INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 8,122,776	$ 8,122,776
Less: Accumulated amortization	(6,136,155)	(3,283,830)
Total	1,986,621	4,838,946
Amortization expense related to intangible assets	2,852,325	2,786,725	497,105
Amortization expense related to intangible assets, next twelve months	1,986,621
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	8,073,439	8,073,439
Order backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	44,852	44,852
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 4,485	$ 4,485